Parent Company Only Condensed Financial Information - Schedule of condensed statements of cash flows (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2019 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities			¥ (603,100)	$ (87,445)	¥ (1,346,410)	¥ (321,562)
Cash flows from investing activities:
Placements of time deposits			(273)	(40)	(897,916)	(20,663)
Proceeds from maturities of time deposits			268	39	907,759	1,327,451
Payment for long-term investment			(52,138)	(7,559)	(27,380)	(40,490)
Net cash used in investing activities			125,823	18,244	47,074	760,971
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group			225,941	32,758	257,522
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)					1,498,627
Payment of offering expenses		$ (7,000)				(7,909)
Proceeds from issuance of ordinary shares pursuant to incentive plan			9,408	1,364	27,564	34,468
Net cash provided by financing activities	[1]		184,649	26,771	1,783,713	26,559
Effect of exchange rate changes on cash and cash equivalents			4,588	665	(21,029)	(30,097)
Net increase/(decrease) in cash and cash equivalents			(288,063)	(41,765)	463,348	435,871
Cash, cash equivalents and restricted cash at the beginning of the year			1,072,547	155,505	609,199	173,328
Cash, cash equivalents and restricted cash at the end of the year			784,484	113,740	1,072,547	609,199
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities			(20,545)	(2,979)	(9,040)	14,409
Cash flows from investing activities:
Placements of time deposits					(897,916)	(20,663)
Proceeds from maturities of time deposits					907,759	1,257,689
Loans to subsidiaries			(272,940)	(39,573)	(1,759,925)	(1,236,543)
Recovery of loan made to subsidiaries			14,354	2,081
Payment for long-term investment						(670)
Net cash used in investing activities			(258,586)	(37,492)	(1,750,082)	(187)
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group			225,941	32,759	257,522
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)					1,498,627
Payment of offering expenses						(7,909)
Cash paid for repurchase of Youdao's ADSs			(50,700)	(7,351)
Proceeds from issuance of ordinary shares pursuant to incentive plan			9,408	1,364	27,564	34,468
Net cash provided by financing activities			184,649	26,772	1,783,713	26,559
Effect of exchange rate changes on cash and cash equivalents			2,135	310	(19,226)	(34,691)
Net increase/(decrease) in cash and cash equivalents			(92,347)	(13,389)	5,365	6,090
Cash, cash equivalents and restricted cash at the beginning of the year			122,765	17,799	117,400	111,310
Cash, cash equivalents and restricted cash at the end of the year			¥ 30,418	$ 4,410	¥ 122,765	¥ 117,400

[1]	There was no financing activity from discontinued operations.